Loss per share (Tables)	12 Months Ended
Mar. 31, 2024
Loss Per Share
Summary of income and share data used in the basic and diluted loss per share computations

The following reflects the income and share data used in the basic loss per share computations:

	March 31,
	2022	2023	2024
Loss attributable to ordinary shareholders - Basic	(477,850)	(289,242)	(350,943)
Weighted average number of ordinary shares outstanding used in computing basic loss per share	62,352,494	62,991,006	62,672,527
Basic loss per share	(7.66)	(4.59)	(5.60)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2022	2023	2024
Loss attributable to ordinary shareholders-Dilutive	(477,850)	(289,242)	(350,942)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	62,352,494	62,991,006	62,672,527

Diluted loss per share	(7.66)	(4.59)	(5.60)